Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Right-of-Use Assets

Right-of-use assets

	Property	Vehicles	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2025	1,642	48	1,690
Additions	2,947	54	3,001
Disposals	(1,449)	(4)	(1,453)
Balance as of December 31, 2025	3,140	98	3,238

Accumulated amortization:
Balance as of January 1, 2025	(1,159)	(33)	(1,192)
Additions	(379)	(21)	(400)
Disposals	1,104	-	1,104
Balance as of December 31, 2025	(434)	(54)	(488)
	2,706	44	2,750

Cost:
Balance as of January 1, 2024	1,642	77	1,719
Additions	-	16	16
Disposals	-	(45)	(45)
Balance as of December 31, 2024	1,642	48	1,690

Accumulated amortization:
Balance as of January 1, 2024	(896)	(44)	(940)
Additions	(263)	(19)	(282)
Disposals	-	30	30
Balance as of December 31, 2024	(1,159)	(33)	(1,192)
	483	15	498

Schedule of Lease Liabilities

Lease liabilities

	Property	Vehicles	Total
	U.S. dollars in thousands
Balance as of January 1, 2025	611	9	620
Additions	2,905	48	2,953
Disposals	(346)	-	(346)
Interest expense	96	6	102
Payments	(663)	(27)	(690)
Balance as of December 31, 2025	2,603	36	2,639

Short-term lease liabilities	673	19	692
Long-term lease liabilities	1,930	17	1,947
Balance as of December 31, 2025	2,603	36	2,639

Balance as of January 1, 2024	871	22	893
Additions	-	12	12
Disposals	-	(12)	(12)
Interest expense	131	1	132
Payments	(391)	(14)	(405)
Balance as of December 31, 2024	611	9	620

Short-term lease liabilities	350	9	359
Long-term lease liabilities	261	-	261
Balance as of December 31, 2024	611	9	620